Loss per share - Disclosure of earnings (loss) per share (Details) - shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Issued common shares, beginning of year	561,678	77,322	69,951
Effect of shares issued from:
Debt settlements	3,369	4,475	13
April 2024 U.S. Public Offering	34,942	0	0
June 2024 U.S. Public Offering	85,573	0	0
August 2024 U.S. Public Offering	61,836	0	0
December 2022 U.S. IPO and Canadian Offering	0	260,763	0
Over-allotment Pre-Funded Warrants	0	16,083	0
July 2023 Private Placement	0	29,998	0
July 2023 Pre-Funded Warrants	0	18,101	0
Conversion of stock units	0	1,181	370
Exercise of options	0	267	0
Exercise of warrants	79,737	33	1,059
Issuance of bonus shares	0	0	826
Private placements	0	0	457
Acquisition of Police Ordnance	0	0	314
Conversion of contingent shares	0	0	38
Weighted average number of basic common shares	827,135	408,223	73,030
Dilutive securities:
Stock options	0	0	0
Warrants	0	0	0
Weighted average number of dilutive common shares	827,135	408,223	73,030